Debt instruments (Tables)	12 Months Ended
Dec. 31, 2022
Bank borrowings
Schedule of debt instruments

Debt instruments comprise the following at December 31:

	2022	2021
	US$'000	US$'000
Notes carried at amortised cost (financial liability)
Secured Super Senior Notes	—	60,000
Secured Reinstated Senior Notes	349,704	351,003
Unsecured Stub Notes	—	4,942
Unamortised issuance costs	—	(6,064)
Accrued coupon interest	13,569	30,416

Notes carried at amortised cost (financial asset)
Secured Reinstated Senior Notes	19,048	—
Accrued coupon interest	783	—

Total net debt instruments	343,442	440,297

Amount due for settlement within 12 months	12,787	35,359
Amount due for settlement after 12 months	330,655	404,938
Total	343,442	440,297